Land Use Rights, Net (Details) - Schedule of land use rights - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Land use rights, at cost	$ 1,842,540	$ 1,454,194
Less: accumulated amortization	(221,302)	(169,603)
Total land use rights, net	$ 1,621,238	$ 1,284,591